Subsequent Events (Details) - USD ($) $ in Millions	Jun. 15, 2018	Mar. 28, 2018	Mar. 15, 2018	Mar. 05, 2018	Dec. 31, 2017
6.05% Senior Unsecured Notes due 2018 [Member] | Transcontinental Gas Pipe Line Company, LLC [Member]
Subsequent Event [Line Items]
Long-term debt interest rate					6.05%
Subsequent Event [Member] | 4.85%SeniorUnsecuredNotesDue2048 [Member] | Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 800
Long-term debt interest rate				4.85%
Subsequent Event [Member] | 4.875% Senior Unsecured Notes due 2024 [Member] | Williams Partners L.P. [Member]
Subsequent Event [Line Items]
Long-term debt interest rate		4.875%
Long-term debt retired		$ 750
Subsequent Event [Member] | 4%SeniorUnsecuredNotesDue2028 [Member] | Transcontinental Gas Pipe Line Company, LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 400
Long-term debt interest rate			4.00%
Subsequent Event [Member] | 4.6%SeniorUnsecuredNotesDue2048 [Member] | Transcontinental Gas Pipe Line Company, LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 600
Long-term debt interest rate			4.60%
Subsequent Event [Member] | 6.05% Senior Unsecured Notes due 2018 [Member] | Transcontinental Gas Pipe Line Company, LLC [Member]
Subsequent Event [Line Items]
Long-term debt interest rate	6.05%
Long-term debt retired	$ 250